Subsequent Event	6 Months Ended
Jun. 30, 2012
Subsequent Event
Subsequent Event

14. Subsequent Event

Letter of Intent regarding Clinical Trial Services

On July 26, 2012, the Company entered into a Letter of Intent (the “Letter of Intent”) with Nordic, which provides that the Company and Nordic will, subject to compliance by the Company with certain requirements of its Certificate of Incorporation and applicable securities laws, negotiate in good faith to enter into (1) a Work Statement NB-2 (the “Work Statement NB-2”), a draft of which is attached to the Letter of Intent, and (2) an amendment to that certain Amended and Restated Stock Issuance Agreement entered into by the Company and Nordic as of May 16, 2011 (the “Stock Issuance Agreement Amendment”). The Work Statement NB-2 is contemplated by the terms of that certain Clinical Trial Services Agreement, entered into as of March 29, 2011, between the Company and Nordic (the “Services Agreement”).

The Letter of Intent further provides that Nordic will begin providing clinical trial services relating to the Phase 2 clinical study of the Company’s BA058 Transdermal product, as contemplated by the Services Agreement and the draft Work Statement NB-2. Payments in cash to be made by the Company to Nordic under the Letter of Intent in connection with the services to be provided are denominated in both euros and U.S. dollars and total up to €3.5 million ($4.4 million) and $257,856, respectively. In addition, the Company will issue to Nordic, subject to the execution of the Work Statement NB-2 and the Stock Issuance Agreement Amendment, shares of its Series A-6 Convertible Preferred Stock having a value of at least $2.9 million, as additional payment for services to be provided under the Work Statement NB-2 and the Services Agreement.

The Letter of Intent will terminate on the earlier of (1) the date on which the Company and Nordic enter into the Work Statement NB-2 and the Stock Issuance Agreement Amendment and (2) September 30, 2012.

Amendment to Side Letter Agreement

On July 26, 2012, the Company entered into an Amendment (the “Side Letter Amendment”) to that certain Side Letter Agreement, dated March 29, 2011, between the Company and Nordic (the “Side Letter”). The Side Letter had provided that, upon entry into the Work Statement NB-2, a portion of the price for the services to be performed by Nordic thereunder would be paid in cash, and a portion would be paid in shares of the Company’s Series A-6 Convertible Preferred Stock worth at least $4.0 million. The Side Letter Amendment amends the Side Letter to provide that the value of the Series A-6 Convertible Preferred Stock issued as part of the payment made under the Work Statement NB-2 will be at least $2.9 million.